GS Mortgage-Backed Securities Trust 2021-HP1 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 10/15/2021 9:56:30 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	446	0.00%	446
Amortization Type	0	206	0.00%	446
First Payment Date	152	240	63.33%	446
Investor: Qualifying Total Debt Ratio	95	446	21.30%	446
Lien Position	0	240	0.00%	446
Note Date	365	446	81.84%	446
Occupancy	0	240	0.00%	446
Original CLTV	4	446	0.90%	446
Original Interest Rate	0	446	0.00%	446
Original Loan Amount	12	446	2.69%	446
Original LTV	2	446	0.45%	446
Original Term	0	446	0.00%	446
Property Type	8	240	3.33%	446
Representative FICO	9	446	2.02%	446
State	0	381	0.00%	446
Street	0	65	0.00%	446
Zip	1	206	0.49%	446
Total	648	5,832	11.11%	446